Cover	6 Months Ended
Jul. 01, 2022
Cover [Abstract]
Document type	6-K
Document period end date	Jul. 01, 2022
Entity registrant name	COCA-COLA EUROPACIFIC PARTNERS PLC
Entity central index key	0001650107
Amendment flag	false
Current fiscal year end date	--12-31
Document fiscal year focus	2022
Document fiscal period focus	Q2